Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Allocation Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 28, 2013
Document Creation Date	dei_DocumentCreationDate	May 16, 2013